Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Schedule of Inventories
	December 31,
	2018	2017
	U.S. Dollars (in thousands)
Components	13,062	9,690
Work in process	7,654	6,584
Finished products *	11,449	6,445

	32,165	22,719

*          includes systems at customer locations not yet sold, as of December 31, 2018 and 2017, in the amount of $7,546 and $3,425 respectively.

Balance Sheet Presentation of Inventories	Inventories are presented in:
	December 31,
	2018	2017
	U.S. Dollars (in thousands)
Current assets	30,109	21,336
Long-term assets (A)	2,056	1,383

	32,165	22,719